Premises and Equipment - Summary of Premises and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Land	$ 1,281,805	$ 1,359,497
Buildings and improvements	8,954,238	9,172,868
Furniture and equipment	4,933,940	4,542,210
Premises and equipment, gross	15,169,983	15,074,575
Accumulated depreciation	(6,579,622)	(6,112,352)
Premises and equipment	$ 8,590,361	$ 8,962,223